COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of December 31, 2013, the future minimum aggregate lease commitments under non-cancelable operating lease agreements are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2014	$111,236	$127,851	$239,087
2015	111,236	93,482	204,718
2016	111,236	39,009	150,245

	$333,708	$260,342	$594,050